Non-controlling Interests (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Benefits [Line Items]
Net sales	$ 1,783,282,337	[1]	$ 1,698,360,794	$ 1,558,897,708
Net income of year	322,084,531		148,108,419	140,081,887
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Disclosure Of Employee Benefits [Line Items]
Net sales	206,518,731		204,453,782	201,402,052
Net income of year	$ 14,833,018		$ 17,715,119	$ 28,021,996

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.